Short-Term Borrowings (Schedule Of Short-Term Borrowings) (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Total borrowing capacity	$ 2,000,000,000	$ 1,041,000,000	$ 1,204,000,000
Outstanding		$ (950,000,000)	$ (789,000,000)
Available unused credit	892,000,000
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding	$ (1,099,000,000)
Interest Rate	2.45%
Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Outstanding	$ 0
Letter of Credit [Member]
Short-term Debt [Line Items]
Outstanding	$ (9,000,000)
Interest Rate	1.20%